Convertible Redeemable Preferred Shares (Detail Textuals) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended													12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	May 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)														7,509,933	392,513,479	102,144,675
Issuance of preferred shares | ¥															¥ 11,952,766	¥ 1,862,134
Series A-1
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)													165,000,000
Convertible redeemable preferred shares, per share | $ / shares													$ 1.00
Issuance of preferred shares | $													$ 165,000
Series A-2
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)												130,000,000	130,000,000
Convertible redeemable preferred shares, per share | $ / shares												$ 1.00	$ 1.00
Issuance of preferred shares | $												$ 130,000	$ 130,000
Series A-3
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)											24,210,431			7,509,933
Convertible redeemable preferred shares, per share | $ / shares	$ 0.00025										$ 1.6522			$ 0.00025
Issuance of preferred shares											$ 40,000				¥ 0
Series B
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)						114,867,321	114,867,321	114,867,321	114,867,321	114,867,321					12,722,646	102,144,675
Convertible redeemable preferred shares, per share | $ / shares	0.00025					$ 2.751	$ 2.751	$ 2.751	$ 2.751	$ 2.751				0.00025
Issuance of preferred shares						$ 316,000	$ 316,000	$ 316,000	$ 316,000	$ 316,000					¥ 240,066	¥ 1,862,134
Series C
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)			166,205,830	166,205,830	166,205,830										166,205,830
Convertible redeemable preferred shares, per share | $ / shares	$ 0.00025		$ 3.885	$ 3.885	$ 3.885									0.00025
Issuance of preferred shares			$ 645,709	$ 645,709	$ 645,709										¥ 4,398,313
Series D
Temporary Equity [Line Items]
Issuance of preferred shares (in shares)	211,156,415	211,156,415													213,585,003
Convertible redeemable preferred shares, per share | $ / shares	$ 0.00025	$ 5.353												$ 0.00025
Issuance of preferred shares	$ 1,130,320	$ 1,130,320													¥ 7,314,387